Property, plant and equipment - Accumulated depreciation and impairment (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2019
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	€ 27,432
Property, plant and equipment at end of the period	39,197	€ 27,432
Transfers to right-of-use assets			€ (762)
Balance excluding right of use assets	27,509	26,670
Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	1,014
Property, plant and equipment at end of the period		1,014
Transfers to right-of-use assets			(1)
Balance excluding right of use assets	955	1,013
Net book value of assets recognised in the course of construction	€ 34	23
Freehold buildings | Minimum
Property, plant and equipment
Useful life	25 years
Freehold buildings | Maximum
Property, plant and equipment
Useful life	50 years
Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	€ 26,418
Property, plant and equipment at end of the period		26,418
Transfers to right-of-use assets			€ (761)
Balance excluding right of use assets	26,554	25,657
Net book value of assets recognised in the course of construction	1,914	1,344
Assets held under operating leases	€ 1,288
Network infrastructure and other | Minimum
Property, plant and equipment
Useful life	1 year
Network infrastructure and other | Maximum
Property, plant and equipment
Useful life	35 years
Cost
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	€ 72,517	70,757
Exchange movements	(1,058)	(351)
Arising on acquisition	3,691	58
Additions	5,237	4,991
Disposals	3,269	1,994
Disposal of subsidiaries	2,873
Transfer to assets held for resale	(2,343)
Other	321	188
Property, plant and equipment at end of the period	72,223	72,517
Transfers to right-of-use assets		(1,132)
Cost | Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	2,257	2,225
Exchange movements	(58)	(11)
Arising on acquisition	49
Additions	76	66
Disposals	51	28
Disposal of subsidiaries	22
Transfer to assets held for resale	(60)
Other	10	15
Property, plant and equipment at end of the period	2,201	2,257
Transfers to right-of-use assets		(10)
Cost | Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	70,260	68,532
Exchange movements	(1,000)	(340)
Arising on acquisition	3,642	58
Additions	5,161	4,925
Disposals	3,218	1,966
Disposal of subsidiaries	2,851
Transfer to assets held for resale	(2,283)
Other	311	173
Property, plant and equipment at end of the period	70,022	70,260
Transfers to right-of-use assets		(1,122)
Assets held under operating leases	2,966
Accumulated impairment losses and amortisation
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	(45,847)	(42,432)
Exchange movements	519	(126)
Charge for the year	5,995	5,854
Disposals	(3,187)	(1,927)
Disposal of subsidiaries	(2,034)
Transfer to assets held for resale	1,488
Other	100	(16)
Property, plant and equipment at end of the period	(44,714)	(45,847)
Transfers to right-of-use assets		(370)
Accumulated impairment losses and amortisation | Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	(1,244)	(1,165)
Exchange movements	21
Charge for the year	109	113
Disposals	(42)	(28)
Disposal of subsidiaries	(17)
Transfer to assets held for resale	23
Other	(4)	3
Property, plant and equipment at end of the period	(1,246)	(1,244)
Transfers to right-of-use assets		(9)
Accumulated impairment losses and amortisation | Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	(44,603)	(41,267)
Exchange movements	498	(126)
Charge for the year	5,886	5,741
Disposals	(3,145)	(1,899)
Disposal of subsidiaries	(2,017)
Transfer to assets held for resale	1,465
Other	104	(19)
Property, plant and equipment at end of the period	(43,468)	(44,603)
Transfers to right-of-use assets		€ (361)
Assets held under operating leases	€ 1,678